Schedule of warrant liability (Details) - Binomial Option Pricing Model [member]		12 Months Ended
	Dec. 01, 2025	Mar. 31, 2026
IfrsStatementLineItems [Line Items]
Time to expiry (year)	3 years	2 years 8 months 1 day
Spot price (pre-recapitalization)	14.55	14.55
Risk-free rate	3.54%	3.81%
Volatility	78.06%	80.90%